TRADE RECEIVABLES AND OTHER - Aging of Total Trade Receivables - Net (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade receivables [line items]
Trade receivables	€ 603	€ 341
Not past due
Trade receivables [line items]
Trade receivables	596	333
1 – 30 days past due
Trade receivables [line items]
Trade receivables	6	7
31 – 60 days past due
Trade receivables [line items]
Trade receivables	1	1
61 – 90 days past due
Trade receivables [line items]
Trade receivables	0	0
Greater than 90 days past due
Trade receivables [line items]
Trade receivables	€ 0	€ 0